Long-Term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2015	$ 1,418,336
New Loans	227,437
Repaid	242,367
Gain on extinguishment of debt	3,312
Balance at December 31, 2015	$ 1,400,094
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	$ 220,000
Balance at January 1, 2015	107,955
New Loans	0
Repaid	61,385
Balance at December 31, 2015	$ 46,570
Credit facility
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	$ 179,384
Balance at January 1, 2015	91,245
New Loans	0
Repaid	10,555
Balance at December 31, 2015	$ 80,690
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	$ 275,000
Balance at January 1, 2015	101,447
New Loans	0
Repaid	28,637
Balance at December 31, 2015	$ 72,810
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	$ 220,000
Balance at January 1, 2015	58,998
New Loans	0
Repaid	11,871
Balance at December 31, 2015	$ 47,127
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	$ 371,010
Balance at January 1, 2015	211,010
New Loans	0
Repaid	20,000
Balance at December 31, 2015	$ 191,010
10-year term loan
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	$ 71,250
Balance at January 1, 2015	25,782
New Loans	0
Repaid	3,125
Balance at December 31, 2015	$ 22,657
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	$ 70,000
Balance at January 1, 2015	26,875
New Loans	0
Repaid	4,375
Balance at December 31, 2015	$ 22,500
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 120,000
Balance at January 1, 2015	82,500
New Loans	0
Repaid	5,000
Balance at December 31, 2015	$ 77,500
10-year term loan
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 88,350
Balance at January 1, 2015	55,230
New Loans	0
Repaid	5,520
Balance at December 31, 2015	$ 49,710
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 82,000
Balance at January 1, 2015	52,100
New Loans	0
Repaid	48,788
Gain on extinguishment of debt	3,312
Balance at December 31, 2015	$ 0
10-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 38,600
Balance at January 1, 2015	24,578
New Loans	0
Repaid	2,234
Balance at December 31, 2015	$ 22,344
8-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 40,000
Balance at January 1, 2015	26,680
New Loans	0
Repaid	2,664
Balance at December 31, 2015	$ 24,016
12 year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 40,000
Balance at January 1, 2015	28,750
New Loans	0
Repaid	2,500
Balance at December 31, 2015	$ 26,250
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 39,000
Balance at January 1, 2015	27,300
New Loans	0
Repaid	2,600
Balance at December 31, 2015	$ 24,700
7-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 70,000
Balance at January 1, 2015	51,440
New Loans	0
Repaid	4,640
Balance at December 31, 2015	$ 46,800
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 43,924
Balance at January 1, 2015	31,053
New Loans	0
Repaid	3,218
Balance at December 31, 2015	$ 27,835
9-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 42,100
Balance at January 1, 2015	31,700
New Loans	0
Repaid	2,600
Balance at December 31, 2015	$ 29,100
10-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,000
Balance at January 1, 2015	36,800
New Loans	0
Repaid	3,200
Balance at December 31, 2015	$ 33,600
9-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,650
Balance at January 1, 2015	38,920
New Loans	0
Repaid	3,243
Balance at December 31, 2015	$ 35,677
8-year term loan
Debt Instrument [Line Items]
Origination Date	2012
Original Amount	$ 73,600
Balance at January 1, 2015	66,700
New Loans	0
Repaid	4,600
Balance at December 31, 2015	$ 62,100
8-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 73,600
Balance at January 1, 2015	66,240
New Loans	0
Repaid	4,907
Balance at December 31, 2015	$ 61,333
7-year term loan
Debt Instrument [Line Items]
Origination Date	2013
Original Amount	$ 18,000
Balance at January 1, 2015	16,500
New Loans	0
Repaid	1,305
Balance at December 31, 2015	$ 15,195
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 42,000
Balance at January 1, 2015	42,000
New Loans	0
Repaid	2,800
Balance at December 31, 2015	$ 39,200
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 193,239
Balance at January 1, 2015	25,610
New Loans	25,610
Repaid	0
Balance at December 31, 2015	$ 51,220
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,000
Balance at January 1, 2015	39,000
New Loans	0
Repaid	2,600
Balance at December 31, 2015	$ 36,400
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 38,800
Balance at January 1, 2015	5,172
New Loans	0
Repaid	0
Balance at December 31, 2015	$ 5,172
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 78,744
Balance at January 1, 2015	10,344
New Loans	5,172
Repaid	0
Balance at December 31, 2015	$ 15,516
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,954
Balance at January 1, 2015	5,172
New Loans	0
Repaid	0
Balance at December 31, 2015	$ 5,172
19-month term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 52,195
Balance at January 1, 2015	31,235
New Loans	20,960
Repaid	0
Balance at December 31, 2015	$ 52,195
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2015	0
New Loans	16,423
Repaid	0
Balance at December 31, 2015	$ 16,423
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2015	0
New Loans	11,730
Repaid	0
Balance at December 31, 2015	$ 11,730
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 39,900
Balance at January 1, 2015	0
New Loans	39,900
Repaid	0
Balance at December 31, 2015	$ 39,900
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 82,775
Balance at January 1, 2015	0
New Loans	51,625
Repaid	0
Balance at December 31, 2015	$ 51,625
6-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 46,217
Balance at January 1, 2015	0
New Loans	46,217
Repaid	0
Balance at December 31, 2015	$ 46,217
8-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 73,500
Balance at January 1, 2015	0
New Loans	9,800
Repaid	0
Balance at December 31, 2015	$ 9,800